Share-Based Payments Share-Based Payments - Data Related to All Portfolio Perfomance Shares Activity (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,039		5,749
Total fair value of shares vested	$ 40		$ 13	$ 4
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	25		27	25
Weighted-average period over which nonvested PPS cost is expected to be recognized (years)	1 year 8 months		1 year 8 months	1 year 11 months
Forfeited, weighted-average grant date fair value per share	$ 28.21		$ 25.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,377
Granted, weighted-average grant date fair value per share	$ 27.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(1,463)
Vested, weighted-average grant date fair value per share	$ 27.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(624)
Nonvested, end of period, weighted-average grant date fair value per share	$ 30.63
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	0		0
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$ 107		$ 33
Weighted-average period over which nonvested PPS cost is expected to be recognized (years)	2 years 0 months		2 years 2 months 12 days
Forfeited, weighted-average grant date fair value per share	$ 28.91
Granted, weighted-average grant date fair value per share	$ 27.37
Vested, weighted-average grant date fair value per share	$ 28.75
Nonvested, end of period, weighted-average grant date fair value per share	$ 30.63	[1]	$ 25.08

[1]	Vested and non-vested shares outstanding, but not paid as of December 31, 2013 are 11,324.